As filed with the Securities and Exchange Commission on January 24, 2020

Securities Act File No. 33-79858

Investment Company Act File No. 811-08544

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 93	☒

FPA FUNDS TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

(310)473-0225

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

J. RICHARD ATWOOD, PRESIDENT

FPA FUNDS TRUST

11601 WILSHIRE BOULEVARD, SUITE 1200

LOS ANGELES, CALIFORNIA 90025

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

MARK D. PERLOW, ESQ.

DECHERT LLP

ONE BUSH STREET

SUITE 1600

SAN FRANCISCO, CA 94104

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 28, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [ ] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PS-1

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 88 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 89 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed with the Commission pursuant to Rule 485(a)(2) on August 15, 2019 to establish FPA Balanced Fund, a new series of the Registrant (the “Amendment”), and pursuant to that paragraph would become effective on October 31, 2019. Post-Effective Amendment No. 89 under the 1933 Act and Amendment No. 90 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on October 30, 2019, designating November 30, 2019 as the new effective date for the Amendment. Post-Effective Amendment No. 90 under the 1933 Act and Amendment No. 91 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on November 26, 2019, designating December 30, 2019 as the new effective date for the Amendment. Post-Effective Amendment No. 91 under the 1933 Act and Amendment No. 92 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) on December 31, 2019, designating January 29, 2020 as the new effective date for the Amendment.

This Post-Effective Amendment No. 92 under the 1933 Act and Amendment No. 93 under the 1940 Act is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating February 28, 2020 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 92 incorporates by reference the information contained in Part A, Part B and Part C of the Amendment.

The Registrant is a series fund with multiple series currently established. This Post-Effective Amendment No. 92 is not intended to update or amend the prospectuses or statements of additional information of any series except as described above.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, State of California, on the 24th day of January, 2020.

FPA FUNDS TRUST

By:	/s/ J. Richard Atwood
J. Richard Atwood
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

/s/ J. Richard Atwood	President and Trustee	January 24, 2020
J. Richard At wood	(Principal Executive Officer)

/s/ E. Lake Setzler III	Treasurer	January 24, 2020
E. Lake Setzler III	(Principal Financial Officer &
Principal Accounting Officer)

/s/ Steven T. Romick*	Trustee	January 24, 2020
Steven T. Romick

/s/ Sandra Brown*	Trustee	January 24, 2020
Sandra Brown

/s/ Mark L. Lipson*	Trustee	January 24, 2020
Mark L. Lipson

/s/ Alfred E. Osborne, Jr.*	Trustee	January 24, 2020
Alfred E. Osborne, Jr.

/s/ A. Robert Pisano*	Trustee	January 24, 2020
A. Robert Pisano

/s/ Patrick B. Purcell*	Trustee	January 24, 2020
Patrick B. Purcell

* By:	/s/ J. Richard Atwood
J. Richard Atwood
as Attorney-in-Fact
January 24, 2020

Powers of Attorney were filed as Exhibit (q) to Post-Effective Amendment No. 79 of the Registrant’s Registration Statement on Form N-1A filed on April 28, 2017, and are incorporated herein by reference.